Seix Short-Term Municipal Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2020
($ reported in thousands)
	Par Value	Value
Municipal Bonds(1)—84.6%
California—4.7%
California County Tobacco Securitization Agency Revenue 5.000%, 6/1/26	$100	$123
Southern California Public Power Authority Revenue 5.000%, 4/1/24	500	578
		701

Colorado—7.1%
Colorado, City of, Springs Co. Utilities System Revenue 0.120%, 11/1/41(2)	500	500
E-470 Public Highway Authority 5.000%, 9/1/26	450	561
		1,061

Connecticut—2.9%
Connecticut, State of, Special Tax Revenue 5.000%, 5/1/22	400	430
Florida—4.0%
Greater Orlando Aviation Authority Revenue 5.000%, 10/1/25	500	598
Georgia—4.0%
Atlanta, City of, Department of Aviation Revenue 5.000%, 1/1/28	250	284
Forsyth County School District General Obligation 5.000%, 2/1/26	250	311
		595

Maryland—3.4%
Maryland Health & Higher Educational Facilities Authority 0.110%, 4/1/35(2)	500	500
New York—11.9%
Long Island Power Authority Revenue 5.000%, 9/1/26	650	819
New York City Transitional Finance Authority Future Tax Secured Revenue 5.000%, 8/1/22	665	723
New York City Water & Sewer System Revenue 5.000%, 6/15/25	200	230
		1,772

North Carolina—8.8%
Charlotte, City of, Water & Sewer System Revenue 0.110%, 7/1/36(2)	700	700
Wake County, General Obligation 5.000%, 4/1/25	500	606
		1,306

Oregon—3.7%
Multnomah County School District No. 1 General Obligation (SCH BD GTY Insured) 5.000%, 6/15/25	450	548
	Par Value	Value

Texas—14.4%
North Texas Tollway Authority,
Toll Highway Revenue 5.000%, 1/1/25	$625	$688
Toll Highway Revenue 5.000%, 1/1/26	500	550
Texas Water Development Board Revenue 5.000%, 4/15/26	250	312
Ysleta Independent School District General Obligation (PSF-GTD Insured) (Pre-Refunded 8/15/24 @ 100) 5.000%, 8/15/27	500	591
		2,141

Utah—5.5%
University of Utah Revenue 5.000%, 8/1/26	250	315
Utah County, Revenue 0.130%, 5/15/51(2)	500	500
		815

Virginia—4.1%
Virginia Public Building Authority Revenue 5.000%, 8/1/25	500	613
Washington—10.1%
Energy Northwest, Project 3 Electric Revenue 5.000%, 7/1/24	500	588
University of Washington 5.000%, 4/1/27	300	379
Washington, State of, General Obligation 5.000%, 7/1/22	500	543
		1,510

Total Municipal Bonds (Identified Cost $12,279)		12,590

Total Long-Term Investments—84.6% (Identified Cost $12,279)		12,590

	Shares
Short-Term Investment—12.5%
Money Market Mutual Fund—12.5%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.025%)(3)	1,855,722	1,856
Total Short-Term Investment (Identified Cost $1,856)		1,856

TOTAL INVESTMENTS—97.1% (Identified Cost $14,135)		$14,446
Other assets and liabilities, net—2.9%		429
NET ASSETS—100.0%		$14,875

Abbreviations:
PSF-GTD	Permanent School Fund Guarantee Program
SCH BD GTY	School Bond Guaranty

See Notes to Schedule of Investments

Seix Short-Term Municipal Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2020
($ reported in thousands)
Footnote Legend:
(1)	At September 30, 2020, 7.9% of the securities in the portfolio are backed by insurance of financial institutions and financial guaranty assurance agencies.
(2)	Variable or step coupon security; interest rate shown reflects the rate in effect at September 30, 2020. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(3)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
The following table summarizes the market value of the Fund’s investments as of September 30, 2020, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at September 30, 2020	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Assets:
Debt Securities:
Municipal Bonds	$12,590	$—	$12,590
Money Market Mutual Fund	1,856	1,856	—
Total Investments	$14,446	$1,856	$12,590
There were no securities valued using significant unobservable inputs (Level 3) at September 30, 2020.
There were no transfers into or out of Level 3 related to securities held at September 30, 2020.
See Notes to Schedule of Investments

SEIX SHORT-TERM MUNICIPAL BOND FUND
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2020
Note 1. Security Valuation
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, and current day trade information, as well as dealer-supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are internally fair valued by the Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options and futures, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter (“OTC”) derivative contracts, which include forward currency contracts, swaps, swaptions, options and equity linked instruments, are valued based on model prices provided by independent pricing services or from dealer quotes. Depending on the derivative type and the specific terms of the transaction, these models vary and include observable inputs in actively quoted markets including but not limited to: underlying reference entity details, indices, spreads, interest rates, yield curves, dividend and exchange rates. These instruments are generally categorized as Level 2 in the hierarchy. Centrally cleared swaps listed or traded on a bilateral or trade facility platform, such as a registered exchange, are valued at the last posted settlement price determined by the respective exchange. These securities are generally categorized as Level 2 within the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.
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